Business Segment and Geographic Information (Sales and Operating Revenue) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Revenues	¥ 10,305,003		¥ 10,181,376		¥ 10,416,305
Regional Communications Business [Member] | Customers [Member]
Revenues	3,529,551		3,449,437		3,499,092
Long Distance and International Communications Business [Member] | Customers [Member]
Revenues	1,223,429	[1]	1,145,949	[1]	1,191,989	[1]
Mobile Communications Business [Member] | Customers [Member]
Revenues	4,191,795		4,243,432		4,398,425
Data Communications Business [Member] | Customers [Member]
Revenues	1,031,107		1,007,274		997,621
Other Business Segment [Member] | Customers [Member]
Revenues	329,121		335,284		329,178
Regional Communications Business [Member] | Intersegment [Member]
Revenues	497,657		514,906		565,680
Long Distance and International Communications Business [Member] | Intersegment [Member]
Revenues	109,223	[1]	113,693	[1]	123,507	[1]
Mobile Communications Business [Member] | Intersegment [Member]
Revenues	32,478		40,972		49,555
Data Communications Business [Member] | Intersegment [Member]
Revenues	132,081		125,239		129,621
Other Business Segment [Member] | Intersegment [Member]
Revenues	791,146		797,332		836,012
Regional Communications Business [Member]
Revenues	4,027,208		3,964,343		4,064,772
Long Distance and International Communications Business [Member]
Revenues	1,332,652	[1]	1,259,642	[1]	1,315,496	[1]
Mobile Communications Business [Member]
Revenues	4,224,273		4,284,404		4,447,980
Data Communications Business [Member]
Revenues	1,163,188		1,132,513		1,127,242
Other Business Segment [Member]
Revenues	1,120,267		1,132,616		1,165,190
Elimination [Member]
Revenues	(1,562,585)		(1,592,142)		(1,704,375)
Dimension Data [Member]
Revenues	¥ 78,461

[1]	The operating revenues (Customer and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2011 includes Dimension Data's operating revenues of ¥78,461 million.